Warrants - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Warrants [Line Items]
Number of warrants, Outstanding	98,731,285	59,566,708	58,441,729
Number of warrants, Issued	20,506,579	63,749,514	6,924,979
Number of warrants, Expired	(7,474,994)	(24,584,937)	(5,800,000)
Number of warrants, Exercised
Number of warrants, Outstanding	111,762,870	98,731,285	59,566,708
Number of warrants, Exercisable	111,762,870	98,731,285
Weighted average exercise price, Outstanding	$ 0.008	$ 0.024	$ 0.026
Weighted average exercise price, Issued	0.004	0.003	0.017
Weighted average exercise price, Expired	0.020	0.034	0.037
Weighted average exercise price, Exercised
Weighted average exercise price, Outstanding	0.006	0.008	0.024
Weighted average exercise price, Exercisable	$ 0.006	$ 0.008